Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash and cash equivalents
Cash at bank and in hand	€ 2,705	€ 2,220
Repurchase agreements and bank deposits	0	2,202
Money market funds	3,116	9,135
Cash and cash equivalents as presented in the statement of financial position	5,821	13,557
Bank overdrafts	(31)	(269)
Cash and cash equivalents as presented in the statement of cash flows	5,790	13,288	€ 13,605	€ 5,394
Restricted cash and cash equivalents	1,741	1,460
Cash and cash equivalents presented in assets held for sale	273
Cash balance that can be used to repay intercompany liabilities	€ 879	€ 885